CONSOLIDATED BALANCE SHEETS (FY) - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Current assets
Cash	$ 21,106
GST receivable	85,658
Prepaid expenses	35,141
Total current assets	141,905
Equipment	953
Total assets	142,858
Current liabilities
Accounts payable and accrued liabilities	6,097,902
Accounts payable and accrued liabilities - related parties	478,072
Mandatory convertible debentures	127,500
Convertible debentures	881,544
Derivative liabilities	919,250
Warrant liabilities	0
Stock option liabilities	0
Stop loss provision liabilities	0
Total current liabilities	8,504,268
Shareholders' equity (deficiency)
Common shares (No par value, unlimited common shares authorized; 29,603,123 SVS and 4,650,000 MVS issued and outstanding) (2023 - 28,419,790 SVS and 4,650,000 MVS)	0
Additional paid in capital	13,321,266
Accumulated other comprehensive loss	43,553
Deficit	(21,726,229)
Total shareholders' deficiency	(8,361,410)	$ (54,762)
Total liabilities and shareholders' deficiency	142,858
DevvStream Holdings, Inc. [Member]
Current assets
Cash	21,106	489,971
GST receivable	85,658	49,408
Prepaid expenses	35,141	311,690
Total current assets	141,905	851,069
Equipment	953	2,821
Total assets	142,858	853,890
Current liabilities
Accounts payable and accrued liabilities	6,575,974	908,652
Mandatory convertible debentures	127,500	0
Convertible debentures	881,544	0
Derivative liabilities	919,250	0
Total current liabilities	8,504,268	908,652
Shareholders' equity (deficiency)
Common shares (No par value, unlimited common shares authorized; 29,603,123 SVS and 4,650,000 MVS issued and outstanding) (2023 - 28,419,790 SVS and 4,650,000 MVS)	0	0
Additional paid in capital	13,321,266	11,883,289
Accumulated other comprehensive loss	43,553	(83,570)
Deficit	(21,726,229)	(11,854,481)
Total shareholders' deficiency	(8,361,410)	(54,762)
Total liabilities and shareholders' deficiency	$ 142,858	$ 853,890